Stock-Based Compensation (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value	$ 0.17	$ 8.53
Unrecognized compensation expense related to unvested options	$ 1,262,655	$ 2,575,808
Period for unrecognized compensation expense related to unvested options yet has not been recognized	3 years 9 months 18 days	2 years 11 months 19 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period for unrecognized compensation expense related to unvested options yet has not been recognized	1 year 3 months 18 days
Vesting period	4 years
Unrecognized compensation cost	$ 263,144
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	457,231	$ 620,987
General and Administrative Expense [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 208,178
2023 Equity Employee Stock Purchase [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity incentive plan, description	The aggregate number of shares of common stock that may be purchased pursuant to the Purchase Plan is equal to 2% of the fully diluted common stock determined at the Close of the Merger Agreement, determined to be 572,172. In addition, the aggregate number of shares of common stock that remain available to be awarded under the Purchase Plan, will automatically increase on January 1 of each year for a period of 10 years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to the lesser of one percent (1%) of the total number of shares of the fully diluted common stock determined as of December 31 of the preceding year, or a number of shares of common stock equal to two hundred percent (200%) of the initial share reserve of 572,172
Expiration period	10 years
Expiration date	Jan. 01, 2033
2023 Equity Employee Stock Purchase [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance	572,172
Initial share reserve	572,172
Stock options awarded	572,172		572,172
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity incentive plan, description	The aggregate number of shares of common stock that may be issued will not exceed approximately 12.5% of the fully diluted common stock determined at the Close of the Merger, determined to be 3,576,076. In addition, the aggregate number of shares of common stock that remain available to be awarded under the Plan, will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to 5% of the total number of shares of the fully diluted common stock determined as of the day prior to such increase. The aggregate maximum number of shares of common stock that may be issued pursuant to the exercise of incentive stock options is approximately three times the total number of shares of common stock initially reserved for issuance, which were 3,576,076.
Expiration period	10 years
Expiration date	Jan. 01, 2033
2023 Equity Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance	3,576,076
Initial share reserve	3,576,076
Stock options awarded	1,763,803		3,576,076